Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other receivables
Schedule of trade and other receivables

	2026 €m	2025 € m

Included within non-current assets

Trade receivables	7	6

Trade receivables held at fair value through other comprehensive income	319	289

Net investment in leases	348	372

Contract assets	502	496

Contract-related costs	718	822

Other receivables	160	82

Prepayments	285	300

Derivative and other financial instruments 1	2,882	4,064

	5,221	6,431

	2026 €m	2025 € m

Included within current assets

Trade receivables	3,899	3,236

Trade receivables held at fair value through other comprehensive income	380	421

Net investment in leases	93	88

Contract assets	2,480	2,473

Contract-related costs	1,428	1,253

Amounts owed by associates and joint ventures	172	166

Other receivables	1,074	928

Prepayments	965	706

Derivative and other financial instruments 1	93	133

	10,584	9,404